Trading Advisors (Details)	5 Months Ended	12 Months Ended	5 Months Ended	7 Months Ended
	May 31, 2012	Dec. 31, 2014	May 31, 2014	Dec. 31, 2014
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.167%	0.125%
Management fee, annual basis (in hundredths)	2.00%	1.50%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.125%	0.167%	0.125%
Management fee, annual basis (in hundredths)		1.50%	2.00%	1.50%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)		0.125%
Management fee, annual basis (in hundredths)		1.50%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%